Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses
Accrued voyage expenses	$ 2,248	$ 2,643
Accrued loan interest	8,194	10,468
Accrued legal and professional fees	2,083	1,226
Total accrued expenses	$ 12,525	$ 14,337